3. Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major classifications
Total Loans	$ 804,023	$ 759,764	$ 723,811
Less allowance for loan losses	6,445	6,366	7,550	$ 9,589
Net loans	797,578	753,398
Construction and land development
Major classifications
Total Loans	94,178	84,987	61,749
Less allowance for loan losses	813	804	1,152	2,185
Single-family residential
Major classifications
Total Loans	252,983	246,703	240,700
Less allowance for loan losses	1,325	1,812	2,126	2,534
Single-family residential - Banco de la Gente Non-traditional
Major classifications
Total Loans	34,261	37,249	40,189
Less allowance for loan losses	1,177	1,280	1,377	1,460
Commercial
Major classifications
Total Loans	270,055	248,637	247,521
Less allowance for loan losses	1,278	1,193	1,593	1,917
Multifamily and Farmland
Major classifications
Total Loans	33,163	28,937	21,047
Less allowance for loan losses	83	72	52	0
Total real estate loans
Major classifications
Total Loans	684,640	646,513
Commercial loans (not secured by real estate)
Major classifications
Total Loans	97,465	89,022	87,596
Less allowance for loan losses	626	574	675	842
Farm loans (not secured by real estate)
Major classifications
Total Loans	926	1,204	0
Less allowance for loan losses	0	0	$ 0	$ 0
Consumer loans (not secured by real estate)
Major classifications
Total Loans	9,165	9,888
All other loans (not secured by real estate)
Major classifications
Total Loans	$ 11,827	$ 13,137